Equity Capital Structure, May 2023 At-the-Market Common Shares Offering Program (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	May 23, 2023
Common Shares [Abstract]
Minimum period for aggregate offering price	12 months
Common Shares [Member]
Common Shares [Abstract]
Gross proceeds from issuance of common shares		$ 0.9
Issuance of common stock (in shares)		201,378
Net proceeds from issuance of common stock		$ 0.6
Common Shares [Member] | Maximum [Member]
Common Shares [Abstract]
Common stock that can be sold under ATM			$ 30.0